Hancock Horizon Family of Funds

Prospectus

May 31, 2018

Hancock Horizon Louisiana Tax-Free Income Fund

(Institutional Class: HHLTX)

(Investor Class: HHLAX)

(Class C: HHLCX)

Hancock Horizon Mississippi Tax-Free Income Fund

(Institutional Class: HHMTX)

(Investor Class: HIMAX)

(Class C: HAMCX)

Hancock Horizon Diversified Income Fund

(Institutional Class: HHIIX)

(Investor Class: HHIAX)

(Class C: HHICX)

Hancock Horizon Quantitative Long/Short Fund

(Institutional Class: HHQTX)

(Investor Class: HHQAX)

(Class C: HHQCX)

Hancock Horizon Burkenroad Small Cap Fund

(Institutional Class: HIBUX)

(Investor Class: HHBUX)

(Class D: HYBUX)

Hancock Horizon Diversified International Fund

(Institutional Class: HHDTX)

(Investor Class: HHDAX)

(Class C: HHDCX)

Hancock Horizon U.S. Small Cap Fund

(Institutional Class: HSCIX)

(Investor Class: HSCAX)

(Class C: HHSCX)

Hancock Horizon Dynamic Asset Allocation Fund

(Institutional Class: HDAIX)

(Investor Class: HDAAX)

(Class C: HDACX)

Hancock Horizon International Small Cap Fund

(Institutional Class: HICIX)

(Investor Class: HISAX)

(Class C: HICCX)

Hancock Horizon Microcap Fund

(Institutional Class: HMIIX)

(Investor Class: HMIAX)

(Class C: HMICX)

Institutional Class, Investor Class, Class C and Class D Shares

Advised By

Horizon Advisers

(An Unincorporated Division of Hancock Whitney Bank)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus does not offer for sale and is not a solicitation of offers to purchase shares of certain funds described herein in those states and jurisdictions where the funds are not registered and/or qualified for sale. The funds may not be available for sale in all states.

The Advisors’ Inner Circle Fund II

About This Prospectus

This Prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

i

Portfolio Managers	30
Tax Information	30
Hancock Horizon Diversified International Fund
Investment Objective	31
Fund Fees and Expenses	31
Principal Investment Strategy	32
Principal Risks	32
Performance Information	34
Investment Advisers	35
Portfolio Manager	35
Tax Information	35
Hancock Horizon U.S. Small Cap Fund
Investment Objective	36
Fund Fees and Expenses	36
Principal Investment Strategy	37
Principal Risks	37
Performance Information	38
Investment Adviser	39
Portfolio Managers	39
Tax Information	39
Hancock Horizon Dynamic Asset Allocation Fund
Investment Objective	40
Fund Fees and Expenses	40
Principal Investment Strategy	41
Principal Risks	42
Performance Information	45
Investment Adviser	46
Portfolio Manager	46
Tax Information	47
Hancock Horizon International Small Cap Fund
Investment Objective	48
Fund Fees and Expenses	48
Principal Investment Strategy	49
Principal Risks	49
Performance Information	50
Investment Advisers	51
Portfolio Managers	51
Tax Information	51
Hancock Horizon Microcap Fund
Investment Objective	53
Fund Fees and Expenses	53
Principal Investment Strategy	54
Principal Risks	54
Performance Information	55
Investment Adviser	56
Portfolio Managers	56
Tax Information	56
Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation	57
More Information about Risk	58
More Information about Fund Investments	61

ii

More Information About the Burkenroad Reports	62
(Burkenroad Small Cap Fund)
Information about Portfolio Holdings	62
Investment Adviser	63
Investment Sub-Advisers	66
(Diversified International Fund and International Small Cap Fund)
Portfolio Managers	66
Additional Compensation	68
Related Performance Data of the Adviser	69
Purchasing, Selling and Exchanging Fund Shares	72
Payments to Financial Intermediaries	76
Other Policies	78
Dividends and Distributions	80
Taxes	81
Additional Information	83
Financial Highlights	84
How to Obtain More Information About the
Hancock Horizon Family of Funds	Back Cover

iii

Hancock Horizon Louisiana Tax-Free Income Fund

Investment Objective

The Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund” or the “Fund”) seeks current income exempt from both federal income tax and Louisiana personal income tax.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.93%		1.18%		1.17%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.93%		0.93%		0.92%
Total Annual Fund Operating Expenses		1.53%		1.78%		2.52%
Less Fee Reductions and/or Expense Reimbursements[1]		(0.78)%		(0.78)%		(0.77)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.75%		1.00%		1.75%

1	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.75%, 1.00% and 1.75% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$77	$407	$760	$1,757
Investor Class Shares	$102	$484	$892	$2,030
Class C Shares	$178	$711	$1,271	$2,798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Louisiana income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Louisiana issuers, securities of issuers located outside of Louisiana that are exempt from both federal and Louisiana income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds (“ETFs”), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or “junk” bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, intends to satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, the Adviser employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Louisiana issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Municipal Securities Risk — Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The Fund’s concentration of investments in securities of issuers located in Louisiana subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana obligations than a mutual fund that does not have as great a concentration in Louisiana. As with Louisiana municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund’s investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Fixed Income Securities Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Investment in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Non-Diversification Risk — Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
6.82%	(6.13)%
(3/31/2014)	(6/30/2013)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (1.43)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Louisiana Tax-Free Income Fund	1 Year	5 Years	Since Inception
Fund Returns Before Taxes
Institutional Class Shares	4.70%	2.84%	5.17%[1]
Investor Class Shares	4.43%	2.59%	4.92%[1]
Class C Shares	4.90%	N/A	3.32%[2]
Fund Returns After Taxes on Distributions
Institutional Class Shares	4.66%	2.82%	5.16%[1]
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	3.90%	2.87%	4.79%[1]
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.80%[3]
Lipper® Other States Municipal Funds Classification Average (reflects no deduction for taxes)	3.49%	2.06%	4.10%[3]

1	Institutional Class Shares and Investor Class Shares of the Fund were offered beginning February 1, 2011.
2	Class C Shares of the Fund were offered beginning May 31, 2013.
3	Index comparison begins February 1, 2011.

Investment Adviser

Horizon Advisers

Portfolio Managers

Jeffery Tanguis, Investment Director and lead portfolio manager for the Fund, joined the Adviser in 2005 and has managed the Fund since its inception in 2011.

Nathan Grant, CFA, Corporate Credit Analyst, joined the Adviser in 2009 and has managed the Fund since 2018.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective, however, Fund distributions may be subject to capital gains tax. A portion of the Fund’s distributions may be subject to federal and/or state income taxes or to the federal alternative minimum tax (which for tax years beginning after December 31, 2017 is applicable to only non-corporate taxpayers).

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Mississippi Tax-Free Income fund

Investment Objective

The Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund” or the “Fund”) seeks current income exempt from both federal income tax and Mississippi personal income tax.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.57%		0.82%		0.82%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.57%		0.57%		0.57%
Total Annual Fund Operating Expenses		1.17%		1.42%		2.17%
Less Fee Reductions and/or Expense Reimbursements[1]		(0.42)%		(0.42)%		(0.42)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.75%		1.00%		1.75%

1	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.75%, 1.00% and 1.75% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$77	$330	$603	$1,383
Investor Class Shares	$102	$408	$736	$1,666
Class C Shares	$178	$639	$1,126	$2,470

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Mississippi income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Mississippi issuers, securities of issuers located outside of Mississippi that are exempt from both federal and Mississippi income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds (“ETFs”), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or “junk” bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, intends to satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, the Adviser employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Mississippi issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Municipal Securities Risk — Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The Fund’s concentration of investments in securities of issuers located in Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Mississippi obligations than a mutual fund that does not have as great a concentration in Mississippi. As with Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund’s investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Fixed Income Securities Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Investment in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Non-Diversification Risk — Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
5.58%	(5.22)%
(3/31/2014)	(6/30/2013)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (1.64)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Mississippi Tax-Free Income Fund	1 Year	5 Years	Since Inception
Fund Returns Before Taxes
Institutional Class Shares	4.34%	2.36%	4.67%[1]
Investor Class Shares	4.07%	2.11%	4.42%[1]
Class C Shares	3.32%	N/A	1.99%[2]
Fund Returns After Taxes on Distributions
Institutional Class Shares	4.32%	2.32%	4.63%[1]
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	3.70%	2.49%	4.37%[1]
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.80%[3]
Lipper® Other States Municipal Funds Classification Average (reflects no deduction for taxes)	3.49%	2.06%	4.10%[3]

1	Institutional Class Shares and Investor Class Shares of the Fund were offered beginning February 1, 2011.
2	Class C Shares of the Fund were offered beginning May 31, 2013.
3	Index comparison begins February 1, 2011.

Investment Adviser

Horizon Advisers

Portfolio Managers

Jeffery Tanguis, Investment Director and lead portfolio manager for the Fund, joined the Adviser in 2005 and has managed the Fund since its inception in 2011.

Nathan Grant, CFA, Corporate Credit Analyst, joined the Adviser in 2009 and has managed the Fund since 2018.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective, however, Fund distributions may be subject to capital gains tax. A portion of the Fund’s distributions may be subject to federal and/or state income taxes or to the federal alternative minimum tax (which for tax years beginning after December 31, 2017 is applicable to only non-corporate taxpayers).

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Diversified Income Fund

Investment Objective

The Hancock Horizon Diversified Income Fund (the “Diversified Income Fund” or the “Fund”) seeks to maximize current income, with a secondary goal of long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.37%		0.62%		0.62%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.37%		0.37%		0.37%
Acquired Fund Fees and Expenses		0.17%		0.17%		0.17%
Total Annual Fund Operating Expenses[1]		1.24%		1.49%		2.24%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.17)%		(0.17)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[1]		1.07%		1.32%		2.07%

1	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
2	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.90%, 1.15% and 1.90% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$109	$377	$665	$1,485
Investor Class Shares	$134	$454	$797	$1,765
Class C Shares	$210	$684	$1,184	$2,562

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to maximize current income and, secondarily, achieve long-term capital appreciation, by investing in a broad range of income-producing securities, including, but not limited to, common and preferred stocks, corporate bonds, government securities, municipal bonds, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), mortgage-backed and asset-backed securities, and bank loans.

For the equity portion of the Fund’s portfolio, the Fund may invest in common and preferred stock. In addition to stocks, MLPs and REITs, the Fund may also invest in convertible securities and American Depositary Receipts (“ADRs”), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund may invest in securities of companies of any market capitalization. The Adviser may, from time to time, focus the Fund’s investments on dividend-paying equity securities.

For the fixed income portion of the Fund’s portfolio, the Fund may invest in debt instruments of any maturity or credit quality, including instruments rated below investment grade (“high yield” or “junk” bonds). There is no limit on the amount of Fund assets that may be invested in high yield bonds. The Fund may invest in government securities, including securities issued by U.S. government-sponsored entities, U.S. agencies and instrumentalities, foreign governments and supranational entities, and municipal bonds. In addition, the Fund may invest in asset-backed securities, including residential and commercial mortgage-backed securities. The Adviser may, from time to time, focus the Fund’s investments on corporate debt.

Securities in the Fund’s portfolio may be issued by domestic or foreign public or private entities, and may include securities of emerging markets issuers. The Fund may invest up to 20% of its assets in securities of emerging markets issuers. The Fund may also invest in exchange-traded funds (“ETFs”), mutual funds and closed-end funds in seeking to achieve its investment objective.

The Adviser allocates the Fund’s assets among asset classes based on, among other things, its evaluation of market conditions, asset class and/or security values, correlation among asset classes, and the level of income production of a particular asset class or security. Allocations may vary from time to time. There is no limit on how or the percentage of Fund assets the Adviser may allocate to different asset classes.

In selecting investments for the Fund, the Adviser considers the level of income that an investment can provide to achieve the Fund’s objective. In addition, a potential investment will be evaluated in terms of its level of risk, its relative value to similar types of investments, and its correlation to other assets within the Fund’s portfolio.

The Adviser may sell a security if its relative contribution to the Fund’s portfolio has diminished compared to other investment alternatives or if its risk has increased relative to other investment alternatives.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small- and Mid-Capitalization Company Risk — The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Fixed Income Securities Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Mortgage-Backed Securities Risk — The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Asset-Backed Securities Risk — Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. Government Securities Risk — U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High Yield Securities Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

MLPs Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Investment in Other Investment Companies Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Bank Loans Risk — The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
6.06%	(5.34)%
(3/31/2013)	(9/30/2015)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (2.73)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Diversified Income Fund	1 Year	5 Years	Since Inception (09/26/2012)
Fund Returns Before Taxes
Institutional Class Shares	5.02%	2.75%	2.80%
Investor Class Shares	4.76%	2.50%	2.57%
Class C Shares	4.00%	1.73%	1.80%
Fund Returns After Taxes on Distributions
Institutional Class Shares	3.50%	1.02%	1.10%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	2.56%	1.38%	1.28%
Dow Jones U.S. Select Dividend Index (“Dow Jones Index”) (reflects no deduction for fees, expenses or taxes)	15.06%	15.50%	14.74%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	2.27%	1.70%	1.64%
50/50 Hybrid of the Dow Jones Index and the Barclays Index	8.53%	8.50%	8.10%

Investment Adviser

Horizon Advisers

Portfolio Manager

Greg Hodlewsky, CFA, Investment Director, joined the Adviser in 2011 and has served on the portfolio team for the Fund since its inception in 2012.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Quantitative Long/short fund

Investment Objective

The Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.34%		0.59%		0.59%
Dividend and Interest Expenses on Securities Sold Short	0.10%		0.10%		0.10%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.24%		0.24%		0.24%
Acquired Fund Fees and Expenses		0.05%		0.05%		0.05%
Total Annual Fund Operating Expenses[1]		1.19%		1.44%		2.19%

1	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because (i) the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses; and (ii) the maximum Shareholder Servicing Fees for Investor Class Shares were not incurred during the prior fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$121	$378	$654	$1,443
Investor Class Shares	$147	$456	$787	$1,724
Class C Shares	$222	$685	$1,175	$2,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United States. Using a quantitative model developed by the Adviser, the Fund buys stocks “long” that the Adviser believes are undervalued relative to their peers, and sells stocks “short” that the Adviser believes are overvalued relative to their peers. The Fund primarily buys and sells stocks included in the S&P Composite 1500 Index, but may invest in other companies with market capitalizations of at least $100 million.

The Fund typically maintains a net long exposure of approximately 45-115% and expects that, on average, 0-35% of the Fund’s assets will be sold “short.” With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy. The Fund may also invest in real estate investment trusts (“REITs”).

In its investment decision making process, the Adviser first utilizes various quantitative screens based on valuation, earnings, and momentum factors. The information provided by the quantitative screens is then supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund’s portfolio and may sell or cover a short position of a security when there is a fundamental change in the company’s prospects or better investment opportunities become available. The Fund may buy and sell investments frequently, which could result in a high portfolio turnover rate.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short Sales Risk — The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Derivatives Risk — Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Small- and Mid-Capitalization Company Risk — The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
12.95%	(18.56)%
(12/31/2010)	(9/30/2011)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was 0.83%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Quantitative Long/Short Fund	1 Year	5 Years	Since Inception (09/30/2008)
Fund Returns Before Taxes
Institutional Class Shares	7.66%	8.76%	5.84%
Investor Class Shares	7.66%	8.56%	5.61%
Class C Shares	6.56%	7.69%	4.79%
Fund Returns After Taxes on Distributions
Institutional Class Shares	7.32%	7.09%	4.95%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	4.62%	6.41%	4.40%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	21.13%	15.74%	11.86%
Lipper® Alternative Long/Short Equity Funds Index (reflects no deduction for taxes)	8.27%	4.71%	3.63%

Investment Adviser

Horizon Advisers

Portfolio Managers

Paula Chastain, Portfolio Manager, joined the Adviser in 1996 and has served on the portfolio team for the Fund since its inception in 2008.

Jacob Hartl, CFA, Portfolio Manager, joined the Adviser in 2008 and has served on the portfolio team for the Fund since its inception in 2008.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Burkenroad SMALL CAP Fund

Investment Objective

The Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class D Shares
Management Fees		0.93%		0.93%		0.93%
Distribution and/or Service (12b-1) Fees		None		None		0.25%
Other Expenses		0.24%		0.49%		0.49%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.24%		0.24%		0.24%
Total Annual Fund Operating Expenses[1]		1.17%		1.42%		1.67%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.02)%		(0.02)%		(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[1]		1.15%		1.40%		1.65%

1	The Total Annual Fund Operating Expenses of the Investor Class Shares and the Class D Shares in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.
2	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.15%, 1.40% and 1.65% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$117	$370	$642	$1,419
Investor Class Shares	$145	$447	$774	$1,700
Class D Shares	$168	$525	$905	$1,975

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies with small capitalizations located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in either index as of January 31 of each of the three preceding years. As of January 31, 2018, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $20.20 million to $10.05 billion and $90.40 million to $4.61 billion, respectively. The other equity securities in which the Fund may invest include real estate investment trusts (“REITs”).

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund’s securities across industry sectors. The Adviser continually monitors the Fund’s portfolio and may sell a security when there is a fundamental change in the security’s prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows above the Fund’s small-capitalization range.

Horizon Advisers (the “Adviser”) utilizes Tulane University’s Burkenroad Reports (the “Reports”) as a source of investment research and also employs its own fundamental research and quantitative analysis in its investment decision making. For more information about the Reports, see “More Information About the Burkenroad Reports.” The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Reports, and may not own shares of all of the companies covered by the Reports.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk — The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Regional Focus Risk — The Fund’s concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
19.92%	(23.73)%
(6/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund’s Investor Class Shares’ performance from 1/1/18 to 3/31/18 was (2.99)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class Shares only. After-tax returns for other classes will vary.

Burkenroad Small Cap Fund	1 Year	5 Years	10 Years	Since Inception
Fund Returns Before Taxes
Institutional Class Shares	10.52%	N/A	N/A	17.26%[1]
Investor Class Shares	10.36%	12.74%	10.59%	11.68%[2]
Class D Shares	10.10%	12.46%	10.32%	11.43%[2]
Fund Returns After Taxes on Distributions
Investor Class Shares	8.40%	12.16%	10.10%	11.34%[2]
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Investor Class Shares	7.49%	10.17%	8.74%	10.10%[2]
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%	8.86%[3]
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	12.56%	13.01%	8.21%	8.85%[3]

1	Institutional Class Shares of the Fund were offered beginning May 31, 2016.
2	Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001.
3	Index comparison begins December 31, 2001.

Investment Adviser

Horizon Advisers

Portfolio Managers

David Lundgren Jr., CFA, Chief Investment Officer, Managing Director and lead portfolio manager for the Fund, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception in 2001.

Austin Zaunbrecher, CFA, Portfolio Manager, joined the Adviser in 2013 and has served on the portfolio team for the Fund since 2018.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Diversified International fund

Investment Objective

The Hancock Horizon Diversified International Fund (the “Diversified International Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.94%		0.94%		0.94%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.34%		0.59%		0.59%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.34%		0.34%		0.34%
Total Annual Fund Operating Expenses		1.28%		1.53%		2.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$130	$406	$702	$1,545
Investor Class Shares	$156	$483	$834	$1,824
Class C Shares	$231	$712	$1,220	$2,615

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund’s investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund’s sub-adviser, EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”). In addition, the Fund may invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds (“ETFs”).

EARNEST is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund’s benchmark, the MSCI ACWI ex U.S. Index, while controlling volatility and risk. EARNEST implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance versus the Fund’s benchmark, and the use of Return Pattern Recognition®, a screening tool developed by EARNEST. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, EARNEST utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

EARNEST may sell a security if the company reaches its price target or its prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. In addition, if the investment process identifies a company with more attractive return and risk characteristics, EARNEST may sell a current security and replace it with the more attractive alternative.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by EARNEST to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investment in Other Investment Companies Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless EARNEST believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, EARNEST may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
33.37%	(21.24)%
(6/30/2009)	(9/30/2011)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (0.95)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Diversified International Fund	1 Year	5 Years	Since Inception (09/30/2008)
Fund Returns Before Taxes
Institutional Class Shares	28.30%	5.24%	6.80%
Investor Class Shares	28.01%	4.95%	6.52%
Class C Shares	27.01%	4.18%	5.73%
Fund Returns After Taxes on Distributions
Institutional Class Shares	28.25%	5.10%	6.69%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	16.49%	4.16%	5.57%
MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	5.97%
Lipper® International Multi-Cap Growth Funds Classification Average (reflects no deduction for taxes)	29.85%	7.87%	6.40%

Investment Advisers

Horizon Advisers serves as investment adviser to the Fund. EARNEST Partners, LLC serves as investment sub-adviser to the Fund.

Portfolio Manager

Paul E. Viera, CEO and Partner, founded EARNEST in 1998 and has managed the Fund since its inception in 2008.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon U.S. SMALL CAP Fund

Investment Objective

The Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.38%		0.63%		0.63%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.38%		0.38%		0.38%
Total Annual Fund Operating Expenses		1.18%		1.43%		2.18%
Less Fee Reductions and/or Expense Reimbursements[1]		(0.08)%		(0.08)%		(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.10%		1.35%		2.10%

1	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10%, 1.35% and 2.10% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$112	$367	$641	$1,425
Investor Class Shares	$137	$445	$774	$1,706
Class C Shares	$213	$674	$1,162	$2,507

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small capitalizations. The Fund may also invest in real estate investment trusts (“REITs”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-capitalization companies to be those with market capitalizations that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in either index as of January 31 of each of the three preceding years. As of January 31, 2018, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $20.20 million to $10.05 billion and $90.40 million to $4.61 billion, respectively.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund’s portfolio and may sell a security when there is a fundamental change in the security’s prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows above the Fund’s small-capitalization range.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk — The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
9.03%	(9.50)%
(12/31/2016)	(9/30/2014)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (4.93)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

U.S. Small Cap Fund	1 Year	Since Inception (12/31/2013)
Fund Returns Before Taxes
Institutional Class Shares	4.89%	6.68%
Investor Class Shares	4.64%	6.42%
Class C Shares	3.89%	5.68%
Fund Returns After Taxes on Distributions
Institutional Class Shares	4.88%	6.62%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	2.78%	5.19%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	8.66%
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	12.56%	7.71%

Investment Adviser

Horizon Advisers

Portfolio Managers

Greg Hodlewsky, CFA, Investment Director and lead portfolio manager for the Fund, joined the Adviser in 2011 and has served on the portfolio team for the Fund since its inception in 2013.

David Lundgren Jr., CFA, Chief Investment Officer and Managing Director, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception in 2013.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Dynamic Asset Allocation Fund

Investment Objective

The Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		1.34%		1.69%		1.68%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	1.34%		1.44%		1.43%
Acquired Fund Fees and Expenses		0.33%		0.33%		0.33%
Total Annual Fund Operating Expenses[1]		2.37%		2.72%		3.46%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.64)%		(0.74)%		(0.73)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[1]		1.73%		1.98%		2.73%

1	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
2	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.40%, 1.65% and 2.40% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$176	$678	$1,208	$2,657
Investor Class Shares	$201	$774	$1,374	$2,997
Class C Shares	$276	$995	$1,736	$3,690

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategy

The Fund is designed to provide diversification among various asset classes by investing its assets in a combination of exchange-traded funds (“ETFs”). ETFs are pooled investment vehicles, such as registered investment companies, grantor trusts and publicly traded partnerships, whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market.

The Adviser buys and sells certain broad-based ETFs (“Underlying ETFs”) for the Fund based on its analysis of trends in equity, fixed income and alternative asset classes. The equity Underlying ETFs in which the Fund invests include those that attempt to track the price movements of common stocks, preferred stocks, and convertible securities. The fixed income Underlying ETFs in which the Fund invests include those that attempt to track the price movements of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, foreign sovereign debt, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Underlying ETFs may attempt to track the price movements of fixed income securities of any credit quality, including those that are rated below investment grade (“high yield” or “junk” bonds). The alternative Underlying ETFs in which the Fund invests include those that attempt to track the price movements of commodities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Underlying ETFs may use derivatives, principally futures contracts, forward contracts, options and swaps, to achieve their investment objectives.

The Fund will invest in Underlying ETFs that may attempt to track the price movements of assets throughout the world, including securities of companies in both developed and emerging market countries. The Fund may buy and sell investments frequently, which could result in a high portfolio turnover rate.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among the various asset classes and selection of the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Underlying ETFs Investment Risk — The Fund’s investments in Underlying ETFs will subject it to substantially the same risks as those associated with the direct ownership of the securities held by such Underlying ETFs. As a shareholder of an Underlying ETF, the Fund relies on the Underlying ETF to achieve its investment objective. If the Underlying ETF fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in an Underlying ETF, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the Underlying ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because the value of the Underlying ETFs depends on the demand in the market, they may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance. Investments in Underlying ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Before investing in the Fund, investors should assess the risks associated with the Underlying ETFs and the types of investments made, or tracked, by the Underlying ETFs. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will depend on its allocations to the Underlying ETFs.

Equity Risk – Investments in common stocks are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of foreign investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Preferred Stocks Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Fixed Income Securities Risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise, and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate risk is generally greater for lower-rated securities and securities with longer maturities or durations.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds, and a lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

U.S. Government Securities Risk – Investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Municipal Securities Risk – Municipal securities are susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be re-invested at lower interest rates.

Asset-Backed Securities Risk – Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

Commodities Risk – The prices of physical commodities (such as energy, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation.

MLPs Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Derivatives Risk – Derivatives are often more volatile than other investments and may magnify gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives purchased or sold. The lack of a liquid secondary market for a derivative may prevent the closing of derivative positions and could adversely impact the ability to realize profits or limit losses. Because derivative instruments may be purchased for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss. Derivatives are often more volatile than other investments and more can be lost from a derivative than the amount originally invested in it.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
5.32%	(1.69)%
(6/30/2016)	(12/31/2016)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (0.94)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Dynamic Asset Allocation Fund	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	12.05%	3.26%
Investor Class Shares	11.83%	2.99%
Class C Shares	11.00%	2.26%
Fund Returns After Taxes on Distributions
Institutional Class Shares	11.73%	3.05%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	7.03%	2.47%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	23.97%	8.71%
Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	3.54%	2.20%
50/50 Hybrid of the MSCI ACWI and Barclays Index	13.35%	5.55%

Investment Adviser

Horizon Advisers

Portfolio Manager

Austin Zaunbrecher, CFA, Portfolio Manager, joined the Adviser in 2013 and has served on the portfolio team for the Fund since its inception in 2015.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon INTERNATIONAL small cap fund

Investment Objective

The Hancock Horizon International Small Cap Fund (the “International Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		1.10%		1.10%		1.10%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.61%		0.86%		0.86%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.61%		0.61%		0.61%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses[1]		1.73%		1.98%		2.73%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.16)%		(0.16)%		(0.16)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[1]		1.57%		1.82%		2.57%

1	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because (i) the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses; and (ii) the maximum Shareholder Servicing Fees and 12b-1 Fees for Class C Shares were not incurred during the prior fiscal year.
2	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.55%, 1.80% and 2.55% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$160	$529	$924	$2,028
Investor Class Shares	$185	$606	$1,053	$2,293
Class C Shares	$260	$832	$1,430	$3,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small capitalizations. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks. The Fund considers small-capitalization companies to be those with market capitalizations of $75 million to $5 billion at the time of purchase.

Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its assets will be invested in non-U.S. companies. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company’s assets are located outside of the United States; (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

In selecting securities to purchase for the Fund, GlobeFlex Capital LP (“GlobeFlex” or the “Sub-Adviser”) utilizes a fundamental, bottom-up process to seek to identify companies with strong growth prospects not recognized by the market, based on criteria such as improving business conditions, quality management, and attractive valuations. GlobeFlex continually monitors the Fund’s portfolio and will sell a security of a company that it believes has declining growth potential or is no longer undervalued. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows above the Fund’s small-capitalization range.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk — The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Fund’s particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
8.97%	(5.72)%
(9/30/2017)	(6/30/2016)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (3.45)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

International Small Cap Fund	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	33.80%	8.65%
Investor Class Shares	33.55%	8.40%
Class C Shares	33.47%	7.91%
Fund Returns After Taxes on Distributions
Institutional Class Shares	33.29%	8.37%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	19.64%	6.71%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	32.37%	11.06%
Lipper® International Small/Mid Cap Growth Funds Classification (reflects no deduction for taxes)	34.37%	9.52%

Investment Advisers

Horizon Advisers serves as investment adviser to the Fund. GlobeFlex Capital LP serves as investment sub-adviser to the Fund.

Portfolio Managers

Robert Anslow, Partner and Chief Investment Officer, co-founded GlobeFlex in 1994 and has managed the Fund since its inception in 2015.

James Peterson, CFA, Partner and Director of Portfolio Management and Research, joined GlobeFlex in 2008 and has managed the Fund since its inception in 2015.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Hancock Horizon Microcap Fund

Investment Objective

The Hancock Horizon Microcap Fund (the “Microcap Fund” or the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares		Class C Shares
Management Fees		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		None		None		0.75%
Other Expenses		0.59%		0.84%		0.84%
Shareholder Servicing Fees	None		0.25%		0.25%
Other Operating Expenses	0.59%		0.59%		0.59%
Total Annual Fund Operating Expenses		1.59%		1.84%		2.59%
Less Fee Reductions and/or Expense Reimbursements[1]		(0.09)%		(0.09)%		(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.50%		1.75%		2.50%

1	Horizon Advisers (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50%, 1.75% and 2.50% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2019 (the “expense caps”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$153	$493	$857	$1,882
Investor Class Shares	$178	$570	$987	$2,151
Class C Shares	$253	$797	$1,367	$2,918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with micro capitalizations. The Fund may also invest in real estate investment trusts (“REITs”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The securities in which the Fund invests are primarily common stock. The Fund considers micro-capitalization companies to be those with market capitalizations under $750 million at the time of purchase.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund’s portfolio and may sell a security when there is a fundamental change in the security’s prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows above the Fund’s micro-capitalization range.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Micro-Capitalization Company Risk — The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund’s particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
9.70%	(1.64)%
(12/31/2016)	(3/31/2017)

The performance information shown above is based on a calendar year. The Fund’s Institutional Class Shares’ performance from 1/1/18 to 3/31/18 was (0.79)%.

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Microcap Fund	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	10.10%	10.60%
Investor Class Shares	9.84%	10.32%
Class C Shares	9.03%	9.50%
Fund Returns After Taxes on Distributions
Institutional Class Shares	9.63%	10.39%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	6.12%	8.23%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	13.17%	8.81%
Lipper® Small-Cap Core Funds Classification (reflects no deduction for taxes)	12.56%	9.01%

Investment Adviser

Horizon Advisers

Portfolio Managers

Anthony Slovick, CFA, Portfolio Manager, joined the Adviser in 2011 and has served on the portfolio team for the Fund since its inception in 2015.

Steven Solomon, CFA, CFP, Portfolio Manager, joined the Adviser in 2011 and has served on the portfolio team for the Fund since its inception in 2015.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

For more information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation” on page 57 of this Prospectus.

Summary Information about Purchasing and Selling Shares and Financial Intermediary Compensation

Purchasing and Selling Fund Shares

Shares of the Funds can generally only be purchased through an account with an investment professional or other institution. To purchase shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments in a Fund must be made in amounts of at least $100.

The Funds’ shares are redeemable. If you own your shares through an account with an investment professional or other institution, you may redeem your shares on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) by contacting that investment professional or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by a Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information about Risk

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The judgments of the investment advisers about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the investment advisers do, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified, meaning that each Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

Equity Risk — Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, interests in master limited partnerships (“MLPs”), shares of real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), as well as shares of exchange-traded funds (“ETFs”) that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of a Fund. Accordingly, a Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Micro-, Small- and Medium-Capitalization Company Risk — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

State and Regional Focus Risk — The Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Burkenroad Small Cap Fund each focuses its investments in a particular state or geographic region. As a result, a Fund may be impacted by events or conditions affecting a state or region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region. In addition, a natural or other disaster could adversely affect companies located in the state or region.

MLPs Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign/Emerging Market Country Security Risk — Investments in securities of foreign companies (including direct investments as well as investments through Depositary Receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund’s portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Fixed Income Risk — The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities into a declining or illiquid market. In addition to these risks, fixed income securities may be subject to the following risks:

Call Risk — During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk — The possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Mortgage-Backed Securities Risk — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Asset-Backed Securities Risk — Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount of the obligation.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Commodities Risk — Investments in physical commodities (such as energy, minerals, or agricultural products) may be subject to greater volatility than investments in traditional securities. Commodity prices may be affected by overall market movements, changes in interest rates, or factors affecting particular industries or commodities, such as drought, floods, weather, livestock disease, storage costs, embargoes, tariffs, policies of commodity cartels, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Derivatives Risk — Derivatives are often more volatile than other investments and may magnify a Fund’s gains or losses. There are various factors that affect a Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

More Information about Fund Investments

The investment objective of the Louisiana Tax-Free Income Fund is current income exempt from both federal income tax and Louisiana personal income tax.

The investment objective of the Mississippi Tax-Free Income Fund is current income exempt from both federal income tax and Mississippi personal income tax.

The investment objectives of the Quantitative Long/Short Fund, the Burkenroad Small Cap Fund, the Diversified International Fund, the U.S. Small Cap Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, and the Microcap Fund are long-term capital appreciation.

The investment objective of the Diversified Income Fund is maximization of current income, with a secondary goal of long-term capital appreciation.

The investment objectives of the Burkenroad Small Cap Fund, the U.S. Small Cap Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, and the Microcap Fund are fundamental and cannot be changed without shareholder approval.

The investment objectives of the Louisiana Tax-Free Income Fund, the Mississippi Tax-Free Income Fund, the Diversified Income Fund, the Quantitative Long/Short Fund and the Diversified International Fund may be changed without shareholder approval, upon 60 days’ prior written notice to shareholders.

The investments and strategies described in this Prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund’s objective. If a Fund invests in this manner, it may not achieve its investment objective. A Fund will do so only if the Fund’s investment adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This Prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this Prospectus. In addition to the principal investments and strategies described in this Prospectus, each Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this Prospectus, are described in the Funds’ Statement of Additional Information (the “SAI”). For information on how to obtain a copy of the SAI, see the back cover of this Prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

More Information About the Burkenroad Reports

Burkenroad Reports is an educational program on investment research in which selected MBA and undergraduate students at Tulane University’s A.B. Freeman School of Business participate. The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management. The Burkenroad Small Cap Fund and the Adviser are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock (as defined below) licenses the name “Burkenroad” from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Burkenroad Small Cap Fund.

Information about Portfolio Holdings

The Funds generally publish a complete list of their portfolio holdings on a monthly basis, as of the end of the previous month. For example, each Fund's investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund’s assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/. The information will generally remain available until replaced by new portfolio holdings information as described above. The investment advisers may exclude any portion of each Fund’s portfolio holdings from such publication when deemed to be in the best interest of the Fund. Please consult the SAI for a full description of the policies and procedures that govern disclosure of the Funds’ portfolio holdings.

Investment Adviser

Horizon Advisers (the “Adviser”), formed in 2001, is an unincorporated division of Hancock Whitney Bank and serves as the investment adviser to the Funds. Hancock Whitney Bank is part of Hancock Whitney Corporation’s family of companies. Hancock Whitney Corporation and its family of companies, including Hancock Whitney Bank, are collectively referred to as “Hancock.” The Adviser’s principal place of business is located at Hancock Whitney Plaza, 3rd Floor, Gulfport, Mississippi 39502. As of March 31, 2018, the Adviser managed approximately $1.19 billion in assets while the Adviser and Hancock managed approximately $5.87 billion in assets.

The Adviser makes investment decisions for the Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund, Diversified Income Fund, Quantitative Long/Short Fund, Burkenroad Small Cap Fund, U.S. Small Cap Fund, Dynamic Asset Allocation Fund and Microcap Fund and continuously reviews, supervises and administers each Fund’s respective investment program. In addition, the Adviser oversees the Sub-Advisers (defined below) to the Diversified International Fund and International Small Cap Fund to ensure their compliance with the investment policies and guidelines of these Funds, and monitors the Sub-Advisers’ adherence to their investment styles. The Adviser pays the Sub-Advisers out of the advisory fees it receives from the Diversified International Fund and International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Louisiana Tax-Free Income Fund	0.60% on the first $500 million in assets; 0.55% for assets between $500 million and $1 billion; and 0.50% on assets over $1 billion
Mississippi Tax-Free Income Fund	0.60% on the first $500 million in assets; 0.55% for assets between $500 million and $1 billion; and 0.50% on assets over $1 billion
Diversified Income Fund	0.70% on the first $500 million in assets; 0.65% for assets between $500 million and $1 billion; and 0.60% on assets over $1 billion
Quantitative Long/Short Fund[1]	0.80% on the first $500 million in assets; 0.75% for assets between $500 million and $1 billion; and 0.70% on assets over $1 billion
Burkenroad Small Cap Fund	0.95% on the first $500 million in assets; 0.90% for assets between $500 million and $1 billion; and 0.85% on assets over $1 billion

Diversified International Fund	1.00% on the first $100 million in assets and 0.90% on assets over $100 million
U.S. Small Cap Fund	0.80% on the first $500 million in assets; 0.75% for assets between $500 million and $1 billion; and 0.70% on assets over $1 billion
Dynamic Asset Allocation Fund	0.70% on the first $500 million in assets; 0.65% for assets between $500 million and $1 billion; and 0.60% on assets over $1 billion
International Small Cap Fund	1.10% on the first $500 million in assets; 1.05% for assets between $500 million and $1 billion; and 1.00% on assets over $1 billion
Microcap Fund	1.00% on the first $500 million in assets; 0.95% for assets between $500 million and $1 billion; and 0.90% on assets over $1 billion

1	Prior to June 1, 2017, the advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consisted of a basic annual fee rate (the “Basic Fee”) of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion, and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12-month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment was subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and was added to the Basic Fee if the Fund’s Institutional Class Shares outperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding dividend and interest expenses on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate class shares of each Fund, until May 31, 2019. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019.

Louisiana Tax-Free Income Fund
Institutional Class	0.75%
Investor Class	1.00%
Class C	1.75%
Mississippi Tax-Free Income Fund
Institutional Class	0.75%
Investor Class	1.00%
Class C	1.75%
Diversified Income Fund
Institutional Class	0.90%
Investor Class	1.15%
Class C	1.90%

Quantitative Long/Short Fund
Institutional Class	1.70%
Investor Class	1.95%
Class C	2.70%
Burkenroad Small Cap Fund
Institutional Class	1.15%
Investor Class	1.40%
Class D	1.65%
Diversified International Fund
Institutional Class	1.50%
Investor Class	1.75%
Class C	2.50%
U.S. Small Cap Fund
Institutional Class	1.10%
Investor Class	1.35%
Class C	2.10%
Dynamic Asset Allocation Fund
Institutional Class	1.40%
Investor Class	1.65%
Class C	2.40%
International Small Cap Fund
Institutional Class	1.55%
Investor Class	1.80%
Class C	2.55%
Microcap Fund
Institutional Class	1.50%
Investor Class	1.75%
Class C	2.50%

In addition, the Adviser may receive from a Fund the difference between the Fund’s total annual Fund operating expenses (not including excluded expenses) and the amounts listed in the table above, to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment.

For the fiscal year ended January 31, 2018, the Adviser received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Fund as follows:

Louisiana Tax-Free Income Fund	0%
Mississippi Tax-Free Income Fund	0.18%
Diversified Income Fund	0.53%
Quantitative Long/Short Fund	0.80%
Burkenroad Small Cap Fund	0.92%
Diversified International Fund	0.94%
U.S. Small Cap Fund	0.72%
Dynamic Asset Allocation Fund	0.06%
International Small Cap Fund	0.94%
Microcap Fund	0.91%

Investment Sub-Advisers

Diversified International Fund

EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”) serves as the investment sub-adviser to the Diversified International Fund and is responsible for the day-to-day management of the Fund’s investments. EARNEST, a Delaware limited liability company, was established in 1998 and is independently owned and operated. Paul E. Viera controls EARNEST through Westchester Limited, LLC, which owns greater than 75% of EARNEST. EARNEST’s principal place of business is located at 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. As of March 31, 2018, EARNEST managed approximately $23.7 billion in assets.

The Adviser and EARNEST are parties to a sub-advisory agreement dated August 15, 2008 under which EARNEST provides sub-advisory services to the Diversified International Fund. For its services provided pursuant to the sub-advisory agreement, EARNEST receives an annual fee from the Adviser at an annual rate of 0.50% of the Fund’s average daily net assets, for assets up to $100 million, and 0.45% of the Fund’s average daily net assets, for assets over $100 million.

International Small Cap Fund

GlobeFlex Capital LP (“GlobeFlex” or the “Sub-Adviser,” and, together with EARNEST, the “Sub-Advisers”) serves as the investment sub-adviser to the International Small Cap Fund and is responsible for the day-to-day management of the Fund’s investments. GlobeFlex was formed as a California limited partnership in 1994 and is majority owned by Marina L. Marrelli and Robert J. Anslow. GlobeFlex’s principal place of business is located at 4365 Executive Drive, Suite 720, San Diego, CA 92121. As of March 31, 2018, GlobeFlex managed approximately $4.4 billion in assets.

The Adviser and GlobeFlex are parties to a sub-advisory agreement dated May 29, 2015 under which GlobeFlex provides sub-advisory services to the International Small Cap Fund. For its services provided pursuant to the sub-advisory agreement, GlobeFlex receives an annual fee from the Adviser of 0.55% of the average daily net assets of the International Small Cap Fund.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement, the investment sub-advisory agreement between the Adviser and EARNEST with respect to the Diversified International Fund, and the investment sub-advisory agreement between the Adviser and GlobeFlex with respect to the International Small Cap Fund will be available in the Funds’ July 31, 2018 Semi-Annual Report to Shareholders, which will cover the period from February 1, 2018 to July 31, 2018.

Portfolio Managers

Horizon Advisers

David Lundgren Jr., CFA, serves as Chief Investment Officer and Managing Director of the Adviser and is responsible for the day-to-day management of the Burkenroad Small Cap Fund and U.S. Small Cap Fund. Prior to joining Hancock in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation. He has more than 28 years of investment experience.

Jeffery Tanguis serves as an Investment Director of the Adviser and has managed the Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund since their inception in 2011. Prior to joining Hancock in 2005, Mr. Tanguis served as the Senior Fixed Income Manager of Hibernia National Bank from 1987 to 2005. He has more than 31 years of investment experience.

Paula Chastain serves as a Portfolio Manager for the Adviser, takes part in the research and analysis for the Hancock Horizon Family of Funds and has co-managed the Quantitative Long/Short Fund since its inception. Ms. Chastain began working for the Adviser in 1996 and has over 22 years of investment experience.

Jacob Hartl, CFA, serves as a Portfolio Manager for the Adviser, takes part in the research and analysis for the Hancock Horizon Family of Funds and has co-managed the Quantitative Long/Short Fund since its inception. Prior to joining the Adviser in 2008, Mr. Hartl served as a portfolio manager for SunTrust Bank in their Private Wealth Management Group. In addition to portfolio management responsibilities involving equities, bonds and alternative investments, he was a member of the investment group’s fixed income strategy committee. His experience also includes analytic and asset allocation responsibilities in Morgan Keegan’s Investment Management Consulting Group. Mr. Hartl has over 19 years of investment experience.

Greg Hodlewsky, CFA, serves as an Investment Director for the Adviser, takes part in the research and analysis for the Hancock Horizon Family of Funds and manages the Diversified Income Fund and co-manages the U.S. Small Cap Fund. Prior to working for the Adviser, Greg served as a partner at CFW Capital, a Kansas City-based investment firm, where he managed portfolios for high net worth clients. Greg has 31 years of investment experience.

Austin Zaunbrecher, CFA, serves as a Portfolio Manager for the Adviser and has managed the Dynamic Asset Allocation Fund since its inception in 2015 and the Burkenroad Small Cap Fund since 2018. Prior to joining the Adviser in 2013, Mr. Zaunbrecher worked at Equitas Capital Advisors from 2011 to 2013 and Bank of America Merrill Lynch as an Investment Associate from 2008 to 2011. He has more than 9 years of investment experience.

Anthony Slovick, CFA, serves as a Portfolio Manager for the Adviser and has managed the Microcap Fund since its inception in 2015. Prior to joining the Adviser in 2011, Mr. Slovick worked for Hancock Whitney Bank beginning in 2007. He has more than 18 years of investment experience.

Steven Solomon, CFA, CFP, serves as a Portfolio Manager for the Adviser and has managed the Microcap Fund since its inception in 2015. Prior to joining the Adviser in 2011, Mr. Solomon worked for Hancock Whitney Bank beginning in 1999. He has more than 23 years of investment experience.

Nathan Grant, CFA, serves as a Corporate Credit Analyst for the Adviser and has managed the Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund since 2018. Mr. Grant joined the Adviser in 2009 and has over 20 years of investment experience.

EARNEST Partners, LLC

Paul E. Viera founded EARNEST, serves as its CEO and Partner, and has managed the Diversified International Fund since its inception. Mr. Viera developed Return Pattern Recognition® and has led the investment efforts of EARNEST’s international product since its inception. He has over 30 years of investment experience.

GlobeFlex Capital LP

Robert J. Anslow serves as Partner and Chief Investment Officer for GlobeFlex and has managed the International Small Cap Fund since its inception in 2015. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nicholas-Applegate Capital Management (“Nicholas-Applegate”) from 1986 to 1994. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employees’ Retirement System and BayBanks Investment Management of Boston. Mr. Anslow has 37 years of investment experience.

James Peterson, CFA, serves as Partner and Director of Portfolio Management and Research for GlobeFlex and has managed the International Small Cap Fund since its inception in 2015. Prior to joining GlobeFlex in 2008, Mr. Peterson worked at NCM Capital from 2007-2008, Duncan Hearst from 1998-2007 and FactSet from 1996-1998. He has 22 years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Additional Compensation

Hancock and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) and other trust and agency accounts that invest in the Funds. Hancock and its affiliates also may receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock and its affiliates also may receive compensation in connection with the following:

Custody Services. Hancock serves as custodian of each Fund, except the Quantitative Long/Short Fund, and for such services is paid an annual fee, payable from such Funds’ assets, of 0.03% of each Fund’s average daily net assets.

Distribution and Servicing (12b-1) Fees. The Trust has adopted a plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), that allows Class C Shares of the Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund, Quantitative Long/Short Fund, Diversified International Fund, Diversified Income Fund, U.S. Small Cap Fund, Dynamic Asset Allocation Fund, International Small Cap Fund and Microcap Fund and Class D Shares of the Burkenroad Small Cap Fund to pay distribution and other fees for the sale of Class C or Class D Shares and for services provided to Class C or Class D shareholders. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

To the extent that Class C or Class D Shares are held through Hancock or any of its affiliates, including Hancock Whitney Investment Services, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. Hancock Whitney Investment Services, Inc., is a registered broker/dealer, member FINRA/SIPC, and wholly owned subsidiary of Hancock Whitney Corporation.

Transfer Agency Services. Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid: (i) an annual fee of $12,000 for each class of each Fund; and (ii) 0.0175% of the average daily net assets of the Funds.

Shareholder Servicing Fees. To the extent that Investor Class, Class C and Class D Shares are held through Hancock or any of its affiliates, including Hancock Whitney Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, of up to 0.25% of average daily net assets attributable to Investor Class, Class C and Class D Shares.

Related Performance Data of the Adviser

The following tables give the performance of actual, fee-paying separate accounts (each, an “Account”), referred to as a “Composite,” managed by Hancock Horizon Investments, an unincorporated division of Hancock Whitney Bank that includes the Adviser (the “Firm”), that have investment objectives, policies, strategies and risks substantially similar to those of the U.S. Small Cap Fund or the Dynamic Asset Allocation Fund. Performance information through June 4, 2011 includes Accounts managed by Hancock Whitney Bank, which merged with the Firm on June 4, 2011. The Composites do not reflect all of the Firm’s assets under management. A complete list and description of the Firm’s composites is available upon request. The data illustrates the past performance of the Firm in managing substantially similar accounts. The data does not represent the performance of the Funds. Performance is historical and does not represent the future performance of the Funds or of the Firm.

The manner in which the performance was calculated for the Composites differs from that of registered mutual funds such as the Funds. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. The Firm claims compliance with the Global Investment Performance Standards (the “GIPS”) and has prepared and presented this report in compliance with the GIPS standards. The Firm’s policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. “Net of fees” returns reflect the payment of investment management fees, brokerage commissions, execution costs, sales loads and account fees paid by the Accounts included in each Composite, without taking into account federal or state income taxes, while “gross of fees” returns do not reflect the payment of investment management fees. Custodial fees, if any, were not included in the calculations. Accounts in each Composite were under management for the entire reporting period in which the Accounts were included.

The currency used to express performance in the Composites is U.S. dollars. Performance results are presented both net of fees and gross of fees. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular Account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The performance of the Composites (net of fees) reflects the Firm’s applicable account fees and expenses; however, each Fund’s fees and expenses are generally expected to be higher than those of the Accounts included in the respective Composite. If the Funds’ fees and expenses had been imposed on the Accounts included in the respective Composite, the performance shown below would have been lower. The Accounts that are included in each Composite are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for each Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the Funds.

The investment results for each Composite presented below are not intended to predict or suggest the future returns of the Funds. The performance data shown below should not be considered a substitute for the Funds’ own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Performance Information for the Firm’s U.S. Small Cap Strategy Composite1

(January 1, 2008 through December 31, 2017)

The following data illustrates the past performance of the Firm in managing substantially similar accounts and does not represent the performance of the U.S. Small Cap Fund.

Year	Total Return (Net of Fees)	Total Return ( Gross of Fees)	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	Number of Portfolios	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2017	5.99%	6.13%	14.65%	10	68.05	1.41%
2016	21.70%	21.87%	21.31%	9	48.89	0.96%
2015	4.49%	4.63%	-4.41%	9	37.82	0.72%
2014	1.17%	1.32%	4.89%	7	29.64	0.55%
2013	40.54%	40.73%	38.82%	6	51.67	1.05%
2012	13.13%	13.28%	16.35%	7	53.82	1.27%
2011	5.13%	5.36%	-4.18%	8	55.25	2.43%
2010	24.96%	25.22%	26.85%	8	59.81	2.79%
2009	17.83%	18.04%	27.17%	5 or fewer	46.16	2.25%
2008	-30.62%	-30.47%	-33.79%	5 or fewer	18.40	0.88%

Average Annual Total Returns (as of 12/31/2017)
	Firm’s Composite Returns
Time Period	Net of Fees	Gross of Fees	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
1 Year	5.99%	6.13%	14.65%
5 Years	13.89%	14.05%	14.12%
10 Years	8.82%	9.00%	8.71%
Since Inception (04/30/04)	9.86%	10.04%	9.12%

1	The Composite contains fully discretionary equity accounts and for comparison purposes is measured against the Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest capitalization stocks in the Russell 3000 Index. The Composite has a creation date of July 1, 2012 and an inception date of May 1, 2004. For an Account to be included in the Composite, it must reach a market value of $1 million and have cash holdings of less than 10% of its market value. Results are based on fully discretionary accounts under management, including any such accounts no longer with the Firm.

The Firm uses the Modified Dietz formula to calculate monthly Account returns and links these returns to produce an annual time-weighted rate of return. Composite returns are asset-weighted. Performance results were calculated using settlement date accounting until December 31, 2004. Trade date accounting is used for all periods after December 31, 2004.

Performance Information for the Firm’s Dynamic Asset Allocation Strategy Composite1

(January 1, 2015 through December 31, 2017)

The following data illustrates the past performance of the Firm in managing substantially similar accounts and does not represent the performance of the Dynamic Asset Allocation Fund.

Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	50 MSCI ACWI/ 50 Bloomberg Barclays U.S. Aggregate Bond Index Benchmark (reflects no deductions for fees, expenses or taxes)[2]	Number of Portfolios	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2017	12.93%	13.30%	13.35%	25	29.25	0.61%
2016	7.07%	7.28%	5.40%	21	20.31	0.40%
2015	-10.37%	-10.11%	-0.67%	15	17.07	0.32%

Average Annual Total Returns (as of 12/31/2017)
	Firm’s Composite Returns
Time Period	Net of Fees	Gross of Fees	50 MSCI ACWI/ 50 Bloomberg Barclays U.S. Aggregate Bond Index Benchmark (reflects no deductions for fees, expenses or taxes)[2]
1 Year	12.93%	13.30%	13.35%
Since Inception (04/30/14)	3.38%	3.71%	5.53%

1	Valuations and returns are computed and stated in U.S. dollars, and Accounts are revalued monthly. The Firm uses the Modified Dietz formula to calculate monthly Account returns and links these returns to produce an annual time-weighted rate of return for each Account. Composite returns are calculated by asset-weighting Account returns. For an Account to be included in the Composite, it must reach a market value of $1 million. The minimum market value represents the level of assets required to fully implement the Composite’s strategy. Results are based on fully discretionary accounts under management, including any such accounts no longer with the Firm.

2	The 50 MSCI ACWI / 50 Bloomberg Barclays U.S. Aggregate Bond Index Benchmark is composed of MSCI ACWI (50%) and Bloomberg Barclays U.S. Aggregate Bond Index (50%). MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Institutional Class, Investor Class, Class C and Class D Shares of the Funds.

The Funds offer Investor Class, Class C and Class D Shares only to investment professionals and financial institutions investing for their own or their customers’ accounts. Institutional Class Shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment consulting or similar services, or (ii) have entered into a selling agreement with the distributor to offer Institutional Class Shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Institutional Class Shares are also offered to investment and institutional clients of the Adviser and its affiliates and certain Fund service providers.

Institutional Class, Investor Class, Class C and Class D Shares of the Funds can generally only be purchased through an account with financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Certain classes provide for higher 12b-1 fees and/or shareholder servicing fees to be paid to financial intermediaries. These payments may create a conflict of interest by influencing a financial intermediary to offer such classes, even though less expensive classes could increase the return on your investment. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see “Taxes.”

How to Purchase Fund Shares

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve Wire on days when the Federal Reserve is closed.

Each Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where a Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after a Fund receives your purchase order in proper form. “Proper form” means that a Fund was provided a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund investing in such securities may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

You may buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary, you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time each Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

How the Funds Calculate NAV

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Trust’s Fair Value Pricing Committee, members of which are appointed by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which a Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value a Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the United States, or other relevant information as related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, if a quotation is readily available, or may be based upon the values of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, a Fund may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

Minimum Purchases

To purchase shares for the first time in any Fund, you must invest in any Fund at least $1,000. Your subsequent investments in any Fund must be made in amounts of at least $100.

A Fund may accept initial and subsequent investments of smaller amounts in its sole discretion. For example, the minimum initial investment is waived for persons affiliated with Horizon Advisers, its affiliates and certain Fund service providers. The initial minimum investment also is waived for persons repurchasing shares redeemed within the preceding 30 days, certain wrap program accounts and fee based accounts held through financial intermediaries, and retirement plans.

Purchases In-Kind

Subject to the approval of a Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if a Fund’s investment adviser deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

How to Sell Your Fund Shares

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Funds.

The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Receiving Your Money

Normally, a Fund will send your sale proceeds within two Business Days after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account or sent to you by check. If you are selling shares that were recently purchased by check, redemption proceeds may not be available until your check has cleared, which may take up to 15 days from your date of purchase.

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Funds’ remaining shareholders, the Funds may pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Involuntary Redemption of Your Shares

If your account balance drops below $1,000 you may be required to sell your shares. A Fund will generally provide at least 60 days’ written notice to allow you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the “SEC”). More information about this is in the SAI.

How to Exchange Your Shares

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

You may exchange Institutional Class Shares, Investor Class Shares and Class C Shares of a Fund for the same class of shares of any other Hancock Horizon Fund, where offered.

You may also exchange any class of shares of each Fund for a different class of shares of the same Fund. Same-fund exchanges are subject to the eligibility requirements and the fees and expenses of the share class you exchange into. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 30 days’ notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Payments to Financial Intermediaries

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

Each Fund offering Class C Shares or Class D Shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows Class C Shares and Class D Shares of the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to Class C and Class D shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fees for Class C Shares and Class D Shares, as a maximum annual percentage of average daily net assets, are 0.75% and 0.25%, respectively.

Shareholder Servicing Plan

The Funds, with respect to Investor Class, Class C and Class D Shares, have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on a Fund’s Investor Class, Class C and Class D Shares’ average daily net assets. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Diversified International Fund and International Small Cap Fund invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Funds use fair value pricing, see “How the Funds Calculate NAV.”

In addition, because the Diversified Income Fund, Quantitative Long/Short Fund, Burkenroad Small Cap Fund, U.S. Small Cap Fund, International Small Cap Fund and Microcap Fund may invest in micro-, small- and mid-capitalization securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds’ shares may have a greater impact on the market prices of these types of securities.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include the following:

•	Shareholders are restricted from making more than one (1) “round trip,” including exchanges, into or out of a Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Fund’s investment adviser reasonably believes would be harmful or disruptive to the Fund.

•	Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Fund’s investment adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Each Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into “information sharing agreements” with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the shareholder’s financial intermediary.

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-422-2654.

Dividends and Distributions

Each Fund declares and distributes its net investment income, if any, as follows:

Louisiana Tax-Free Income Fund	Monthly
Mississippi Tax-Free Income Fund	Monthly
Diversified Income Fund	Monthly
Quantitative Long/Short Fund	Annually
Burkenroad Small Cap Fund	Annually
Diversified International Fund	Annually
U.S. Small Cap Fund	Annually
Dynamic Asset Allocation Fund	Annually
International Small Cap Fund	Annually
Microcap Fund	Annually

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds, or your investment professional or institution, written notice.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the Funds as long-term capital gains distributions and qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. The Funds will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate. Because the Louisiana Tax-Free Income and Mississippi Tax-Free Income Funds do not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income from these Funds. The investment strategies of the other Funds may limit their ability to make distributions that are eligible for treatment as qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund’s shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares. In addition, any capital loss arising from the sale or exchange of shares held for six months or less will be disallowed to the extent of the amount of exempt interest dividends received with respect to those shares.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of a Fund must consist of obligations exempt from regular income tax as of the close of each quarter of such Fund’s taxable year. If the proportion of taxable investments held by a Fund exceeds 50% of such Fund’s total assets as of the close of any quarter of any Fund taxable year, a Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends. Because the Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds will generally qualify to pay exempt-interest dividends pursuant to the aforementioned eligibility test, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. In addition, all or a portion of these dividends may be subject to the federal alternative minimum tax (which for tax years beginning after December 31, 2017 is applicable to only non-corporate taxpayers). If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may affect the taxation of your benefits.

Although the Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds do not seek to realize taxable income or capital gains, these Funds may realize and distribute taxable income or capital gains from time to time as a result of the their normal investment activities. The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ distribution of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Distributions reported by these Funds as long-term capital gains distributions are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for lower tax rates on qualified dividend income. The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds are not a suitable investment for IRAs, for other tax-qualified plans that are generally not subject to current tax or for investors who are not sensitive to the federal income tax consequences of their investments.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Fund shares). “Net investment income” for this purpose does not include exempt interest dividends, such as those payable by the Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds.

The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund is required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the first-in, first-out method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Because the Diversified International Fund, Diversified Income Fund and International Small Cap Fund invest in foreign securities, these Funds may be subject to foreign withholding taxes with respect to dividends or interest they received from sources in foreign countries. If more than 50% of the total assets of the Diversified International Fund, Diversified Income Fund or International Small Cap Fund consist of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This Prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial Highlights

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund’s financial performance for the past five fiscal years or for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds, assuming you reinvested all of your dividends and distributions. The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm of the Funds. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2018 Annual Report of the Funds, which is available upon request by calling the Funds at 1-888-422-2654.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Louisiana Tax-Free Income Fund
Institutional Class Shares
2018		$16.79	$0.47	$	―	$0.47	$(0.49)	$	―	$(0.49)	$16.77	2.80%		$3,781	0.75%		1.53%	2.74%	27%
2017		17.29	0.49		(0.49)	0.00	(0.50)		―	(0.50)	16.79	(0.06)		3,939	0.75		1.38	2.84	5
2016		17.37	0.51		(0.08)	0.43	(0.51)		―	(0.51)	17.29	2.56		4,902	0.75		1.32	2.99	16
2015		15.66	0.51		1.72	2.23	(0.52)		―	(0.52)	17.37	14.43		5,137	0.75		1.34	3.09	19
2014		17.35	0.54		(1.66)	(1.12)	(0.55)		(0.02)	(0.57)	15.66	(6.44)		4,841	0.75		1.21	3.38	3
Investor Class Shares^
2018		$16.78	$0.42		$0.01	$0.43	$(0.44)	$	―	$(0.44)	$16.77	2.60%		$2,879	1.00%		1.78%	2.49%	27%
2017		17.28	0.44		(0.49)	(0.05)	(0.45)		―	(0.45)	16.78	(0.31)		3,290	1.00		1.63	2.58	5
2016		17.37	0.47		(0.09)	0.38	(0.47)		―	(0.47)	17.28	2.25		4,740	1.00		1.57	2.74	16
2015		15.65	0.47		1.73	2.20	(0.48)		―	(0.48)	17.37	14.21		5,341	1.00		1.59	2.85	19
2014		17.35	0.50		(1.67)	(1.17)	(0.51)		(0.02)	(0.53)	15.65	(6.73)		8,069	1.00		1.44	3.10	3
Class C Shares
2018		$16.88	$0.31		$0.17	$0.48	$(0.42)	$	―	$(0.42)	$16.94	2.85%		$17	1.71	%(2)	2.52%	1.82%	27%
2017		17.29	0.61		(0.53)	0.08	(0.49)		―	(0.49)	16.88	0.45		―	0.04	(2)	0.06	3.55	5
2016		17.36	0.35		0.05	0.40	(0.47)		―	(0.47)	17.29	2.39		―	1.55	(2)	2.12	2.03	16
2015		15.65	0.35		1.81	2.16	(0.45)		―	(0.45)	17.36	13.98		29	1.75		2.36	2.07	19
2014	‡	16.94	0.41		(1.31)	(0.90)	(0.37)		(0.02)	(0.39)	15.65	(5.22	)(1)	―	―	(2)	―	4.00	3 (3)

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
(1)	Total return and portfolio turnover are for the period indicated and have not been annualized.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average Net Assets would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Mississippi Tax-Free Income Fund
Institutional Class Shares
2018		$16.21	$0.46	$(0.03)	$0.43	$(0.46)	$	―	$(0.46)	$16.18	2.68%		$8,829	0.75%	1.17%	2.82%	17%
2017		16.86	0.46	(0.63)	(0.17)	(0.48)		―	(0.48)	16.21	(1.09)		7,877	0.75	1.11	2.73	1
2016		17.01	0.49	(0.15)	0.34	(0.49)		―	(0.49)	16.86	2.11		7,931	0.75	1.10	2.97	6
2015		15.51	0.50	1.51	2.01	(0.51)		―	(0.51)	17.01	13.15		8,580	0.75	1.04	3.07	3
2014		17.21	0.53	(1.61)	(1.08)	(0.54)		(0.08)	(0.62)	15.51	(6.28)		7,943	0.75	0.97	3.34	5
Investor Class Shares^
2018		$16.21	$0.42	$(0.03)	$0.39	$(0.42)	$	―	$(0.42)	$16.18	2.42%		$5,744	1.00%	1.42%	2.57%	17%
2017		16.87	0.42	(0.65)	(0.23)	(0.43)		―	(0.43)	16.21	(1.40)		6,563	1.00	1.36	2.48	1
2016		17.01	0.45	(0.14)	0.31	(0.45)		―	(0.45)	16.87	1.91		8,409	1.00	1.35	2.72	6
2015		15.51	0.46	1.51	1.97	(0.47)		―	(0.47)	17.01	12.86		10,493	1.00	1.29	2.82	3
2014		17.21	0.50	(1.62)	(1.12)	(0.50)		(0.08)	(0.58)	15.51	(6.51)		18,381	1.00	1.20	3.07	5
Class C Shares
2018		$16.24	$0.30	$(0.04)	$0.26	$(0.30)	$	―	$(0.30)	$16.20	1.61%		$32	1.75%	2.17%	1.82%	17%
2017		16.89	0.29	(0.63)	(0.34)	(0.31)		―	(0.31)	16.24	(2.09)		31	1.75	2.11	1.74	1
2016		17.01	0.32	(0.13)	0.19	(0.31)		―	(0.31)	16.89	1.14		32	1.75	2.07	1.98	6
2015		15.51	0.62	1.39	2.01	(0.51)		―	(0.51)	17.01	13.15		―	― (2)	―	3.79	3
2014	‡	16.86	0.41	(1.32)	(0.91)	(0.36)		(0.08)	(0.44)	15.51	(5.34	)(1)	―	― (2)	―	3.97	5 (3)

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
(1)	Total return and portfolio turnover are for the period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, the ratio of expenses to average Net Assets would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains		Total Dividends	Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Diversified Income Fund
Institutional Class Shares
2018	$13.37	$0.49		$(0.01)	$0.48	$(0.51)	$(0.13)	$	―	$(0.64)	$13.21	3.64%	$46,668	0.90%	1.07%	3.64%	59%
2017	12.56	0.51		0.92	1.43	(0.47)	(0.15)		―	(0.62)	13.37	11.56	48,405	0.90	1.04	3.84	83
2016	14.79	0.64		(2.05)	(1.41)	(0.73)	(0.09)		—	(0.82)	12.56	(9.90)	40,448	0.90	1.00	4.56	77
2015	15.49	0.56		(0.32)	0.24	(0.66)	(0.18)		(0.10)	(0.94)	14.79	1.37	52,046	0.90	0.99	3.56	77
2014	15.50	0.77		(0.01)	0.76	(0.76)	―		(0.01)	(0.77)	15.49	5.06	53,949	0.90	0.98	4.98	74
Investor Class Shares^
2018	$13.35	$0.45		$(0.01)	$0.44	$(0.47)	$(0.13)	$	―	$(0.60)	$13.19	3.38%	$5,367	1.15%	1.32%	3.38%	59%
2017	12.54	0.46		0.93	1.39	(0.42)	(0.16)		―	(0.58)	13.35	11.29	6,514	1.15	1.28	3.50	83
2016	14.78	0.60		(2.04)	(1.44)	(0.72)	(0.08)		—	(0.80)	12.54	(10.11)	8,557	1.15	1.25	4.28	77
2015	15.50	0.55		(0.36)	0.19	(0.65)	(0.16)		(0.10)	(0.91)	14.78	1.08	12,563	1.15	1.24	3.47	77
2014	15.50	0.74		―	0.74	(0.73)	―		(0.01)	(0.74)	15.50	4.87	10,931	1.15	1.23	4.74	74
Class C Shares
2018	$13.32	$0.34	$	―	$0.34	$(0.37)	$(0.13)	$	―	$(0.50)	$13.16	2.61%	$440	1.90%	2.07%	2.58%	59%
2017	12.51	0.36		0.93	1.29	(0.34)	(0.14)		―	(0.48)	13.32	10.47	738	1.90	2.03	2.75	83
2016	14.77	0.49		(2.04)	(1.55)	(0.63)	(0.08)		—	(0.71)	12.51	(10.85)	1,118	1.90	2.00	3.53	77
2015	15.48	0.42		(0.33)	0.09	(0.57)	(0.13)		(0.10)	(0.80)	14.77	0.43	1,556	1.90	2.00	2.66	77
2014	15.50	0.60		0.01	0.61	(0.62)	―		(0.01)	(0.63)	15.48	4.00	1,180	1.90	1.99	3.89	74

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “―” represents less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year

For the year ended January 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss) †	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return††		Net Assets, End of Year (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
Quantitative Long/Short Fund
Institutional Class Shares
2018	$18.23	$0.03	$1.97	$2.00	$	―	$(0.26)	$(0.26)	$19.97	11.04%		$141,821	1.14%	1.14%	0.18%	104%
2017	17.15	0.03	1.05	1.08		―	―	―	18.23	6.30		100,557	1.26	1.26	0.18	126
2016	17.87	(0.09)	(0.18)	(0.27)		―	(0.45)	(0.45)	17.15	(1.59)		78,415	1.64	1.64	(0.47)	159
2015	17.06	(0.01)	1.83	1.82		―	(1.01)	(1.01)	17.87	10.59		64,494	1.47	1.47	(0.03)	151
2014	17.59	(0.05)	2.84	2.79		(0.03)	(3.29)	(3.32)	17.06	15.97		52,055	1.61	1.61	(0.24)	223
Investor Class Shares^
2018	$17.82	$0.03 (3)	$1.95	$1.98	$	―	$(0.26)	$(0.26)	$19.54	11.18	%(3)	$19,994	1.34%	1.34%	0.15% (3)	104%
2017	16.81	(0.01)	1.02	1.01		―	―	―	17.82	6.01		59,079	1.53	1.53	(0.06)	126
2016	17.57	(0.13)	(0.18)	(0.31)		―	(0.45)	(0.45)	16.81	(1.85)		75,436	1.92	1.92	(0.74)	159
2015	16.83	(0.04)	1.79	1.75		―	(1.01)	(1.01)	17.57	10.32		42,614	1.70	1.70	(0.25)	151
2014	17.41	(0.10)	2.81	2.71		―	(3.29)	(3.29)	16.83	15.70		18,640	1.88	1.88	(0.54)	223
Class C Shares
2018	$16.53	$(0.14)	$1.78	$1.64	$	―	$(0.26)	$(0.26)	$17.91	9.99%		$3,439	2.14%	2.14%	(0.82)%	104%
2017	15.71	(0.13)	0.95	0.82		―	―	―	16.53	5.22		3,820	2.27	2.27	(0.82)	126
2016	16.58	(0.25)	(0.17)	(0.42)		―	(0.45)	(0.45)	15.71	(2.63)		3,817	2.69	2.69	(1.50)	159
2015	16.04	(0.17)	1.72	1.55		―	(1.01)	(1.01)	16.58	9.58		1,458	2.47	2.47	(1.04)	151
2014	16.85	(0.24)	2.72	2.48		―	(3.29)	(3.29)	16.04	14.82		631	2.63	2.63	(1.32)	223

(1)	Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2017, 2016, 2015 and 2014 was 0.92%, 1.15%, 0.84%, and 0.96%, respectively. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.
(2)	Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class	Class C Shares
2018	1.04%	1.24%	2.04%
2017	1.13%	1.40%	2.14%
2016	1.35%	1.63%	2.40%
2015	1.07%	1.31%	2.08%
2014	1.21%	1.48%	2.23%

(3)	For the year ended January 31, 2018, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$0.05	0.18%	0.26%

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.

††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Burkenroad Small Cap Fund
Institutional Class Shares
2018		$65.95	$0.08		$8.94	$9.02	$	―	$(5.51)	$(5.51)	$69.46	13.79%		$228,272	1.15%	1.17%	0.12%		50%
2017	*	57.19	0.09		8.67	8.76		―	―	―	65.95	15.32		150,676	1.14	1.14	0.22		38 (2)
Investor Class Shares^
2018		$65.83	$(0.03	)(3)	$8.92	$8.89	$	―	$(5.51)	$(5.51)	$69.21	13.61	%(3)	$437,070	1.35%	1.37%	(0.04	)%(3)	50%
2017		51.65	(0.02)		14.20	14.18		―	―	―	65.83	27.45		582,849	1.39	1.39	(0.03)		38
2016		54.22	0.00		(2.15)	(2.15)		―	(0.42)	(0.42)	51.65	(4.01)		629,950	1.37	1.37	0.01		39
2015		55.57	(0.11)		(0.04)	(0.15)		―	(1.20)	(1.20)	54.22	(0.34)		691,396	1.35	1.35	(0.18)		53
2014		44.64	(0.30)		11.44	11.14		―	(0.21)	(0.21)	55.57	24.97		628,798	1.40 (1)	1.37	(0.58)		28
Class D Shares
2018		$63.69	$(0.16)		$8.62	$8.46	$	―	$(5.51)	$(5.51)	$66.64	13.40%		$30,721	1.52%	1.53%	(0.25)%		50%
2017		50.10	(0.16)		13.75	13.59		―	―	―	63.69	27.13		46,867	1.64	1.64	(0.28)		38
2016		52.74	(0.14)		(2.08)	(2.22)		―	(0.42)	(0.42)	50.10	(4.25)		55,168	1.62	1.62	(0.26)		39
2015		54.22	(0.25)		(0.03)	(0.28)		―	(1.20)	(1.20)	52.74	(0.59)		51,225	1.60	1.60	(0.44)		53
2014		43.66	(0.42)		11.19	10.77		―	(0.21)	(0.21)	54.22	24.68		46,714	1.65 (1)	1.62	(0.83)		28

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(2)	Portfolio turnover is for the Fund for the full year.
(3)	For the year ended January 31, 2018, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$0.03	0.04%	0.05%

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
*	Commenced operations on May 31, 2016. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year

For the year ended January 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distribution from Net Realized Gains		Total Dividends and Distributions		Net Asset Value, End of Year	Total Return††	Net Assets, End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Diversified International Fund
Institutional Class Shares
2018	$20.61		$0.23	$5.81	$6.04		$(0.24)	$	―		$(0.24)	$26.41	29.35%	$270,452	1.28%		1.28%		0.99%		16%
2017	17.57		0.22	3.05	3.27		(0.23)		―		(0.23)	20.61	18.67	244,532	1.26		1.26		1.17		29
2016	21.02		0.23	(3.42)	(3.19)		(0.26)		―		(0.26)	17.57	(15.27)	290,492	1.24		1.24		1.09		15
2015	21.55		0.19	(0.54)	(0.35)		(0.18)		―		(0.18)	21.02	(1.66)	439,801	1.20		1.20		0.83		21
2014	21.28		0.14	0.28	0.42		(0.12)		(0.03)		(0.15)	21.55	1.91	297,393	1.22		1.22		0.67		19
Investor Class Shares^
2018	$20.62		$0.18	$5.79	$5.97		$(0.17)	$	―		$(0.17)	$26.42	29.00%	$7,875	1.53%		1.53%		0.77%		16%
2017	17.56		0.21	3.00	3.21		(0.15)		―		(0.15)	20.62	18.32	7,782	1.51		1.51		1.08		29
2016	20.94		0.22	(3.45)	(3.23)		(0.15)		―		(0.15)	17.56	(15.50)	14,295	1.49		1.49		1.05		15
2015	21.47		0.14	(0.55)	(0.41)		(0.12)		―		(0.12)	20.94	(1.93)	44,232	1.45		1.45		0.61		21
2014	21.21		0.10	0.25	0.35		(0.06)		(0.03)		(0.09)	21.47	1.63	46,364	1.47		1.47		0.49		19
Class C Shares
2018	$20.09	$	―	$5.63	$5.63	$	―	$	―	$	―	$25.72	28.02%	$120	2.28%		2.28%		0.01%		16%
2017	17.12		0.02	2.98	3.00		(0.03)		―		(0.03)	20.09	17.51	128	2.26		2.26		0.13		29
2016	20.41		0.03	(3.31)	(3.28)		(0.01)		―		(0.01)	17.12	(15.27)	114	1.24		1.24		1.09		15
2015	20.97		(0.04)	(0.52)	(0.56)		―		―		―	20.41	(2.67)	197	2.20		2.20		(0.19)		21
2014	20.81		(0.02)	0.21	0.19		―		(0.03)		(0.03)	20.97	0.90	183	2.21		2.21		(0.08)		19

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income			Distributions from Net Realized Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††
U.S. Small Cap Fund
Institutional Class Shares
2018		$18.25	$0.02	$1.31	$1.33		$(0.01)	$	―		$(0.01)	$19.57	7.28%	$31,856	1.10%	1.18%	0.12%	78%
2017		14.41	0.07	3.88	3.95		(0.11)		―		(0.11)	18.25	27.41	13,343	1.10	1.33	0.42	82
2016		14.50	0.03	(0.09)	(0.06)		(0.03)		―		(0.03)	14.41	(0.45)	9,454	1.10	1.44	0.15	61
2015		14.32	0.04	0.15	0.19		(0.01)		―		(0.01)	14.50	1.32	6,704	1.10	2.18	0.27	71
2014	*	15.00	(0.01)	(0.67)	(0.68)		―		―		―	14.32	(4.53)	78	1.10	n/m	(0.61)	4
Investor Class Shares^
2018		$18.20	$(0.02)	$1.30	$1.28	$	―	$	―	$	―	$19.48	7.03%	$1,507	1.35%	1.43%	(0.10)%	78%
2017		14.37	0.02	3.88	3.90		(0.07)		―		(0.07)	18.20	27.10	1,082	1.35	1.58	0.13	82
2016		14.47	(0.01)	(0.09)	(0.10)		―		―		―	14.37	(0.69)	1,232	1.35	1.71	(0.10)	61
2015		14.32	(0.02)	0.17	0.15		―		―		―	14.47	1.05	1,489	1.35	4.63	(0.14)	71
2014	*	15.00	(0.01)	(0.67)	(0.68)		―		―		―	14.32	(4.53)	586	1.31	n/m	(0.71)	4
Class C Shares
2018		$17.89	$(0.15)	$1.25	$1.10	$	―	$	―	$	―	$18.99	6.15%	$156	2.10%	2.18%	(0.85)%	78%
2017		14.17	(0.09)	3.81	3.72		―		―		―	17.89	26.25	185	2.10	2.33	(0.56)	82
2016		14.38	(0.11)	(0.10)	(0.21)		―		―		―	14.17	(1.46)	130	2.07 (1)	2.46	(0.76)	61
2015		14.32	(0.12)	0.18	0.06		―		―		―	14.38	0.42	138	2.10	4.78	(0.85)	71
2014	*	15.00	―	(0.68)	(0.68)		―		―		―	14.32	(4.53)	―	0.12 (1)	n/m	0.36	4

*	Commenced operations December 31, 2013. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 2.10%.

n/m― Not meaningful. Ratio is not meaningful due to low level of net assets.
Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Losses on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††
Dynamic Asset Allocation Fund
Institutional Class Shares
2018		$14.65	$0.25	$1.82	$2.07	$(0.18)	$	―	$(0.18)	$16.54	14.15%	$5,449	1.40%	2.04%	1.60%	140%
2017		12.83	0.06	1.86	1.92	(0.10)		―	(0.10)	14.65	14.98	1,764	1.40	2.77	0.44	239
2016	*	15.00	0.06	(2.21)	(2.15)	(0.02)		―	(0.02)	12.83	(14.31)	750	1.40	3.00	0.62	379
Investor Class Shares^
2018		$14.64	$0.14	$1.88	$2.02	$(0.13)	$	―	$(0.13)	$16.53	13.86%	$552	1.65%	2.39%	0.92%	140%
2017		12.81	0.03	1.86	1.89	(0.06)		―	(0.06)	14.64	14.74	649	1.65	3.11	0.22	239
2016	*	15.00	―	(2.18)	(2.18)	(0.01)		―	(0.01)	12.81	(14.54)	604	1.65	2.99	(0.04)	379
Class C Shares
2018		$14.54	$0.03	$1.86	$1.89	$(0.01)	$	―	$(0.01)	$16.42	13.04%	$346	2.40%	3.13%	0.20%	140%
2017		12.77	(0.08)	1.85	1.77	―		―	―	14.54	13.86	333	2.40	3.88	(0.60)	239
2016	*	15.00	(0.06)	(2.17)	(2.23)	―		―	―	12.77	(14.87)	364	2.40	3.77	(0.63)	379

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Loss†	Net Realized and Unrealized Losses on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)		Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate††
International Small Cap Fund
Institutional Class Shares
2018		$14.16	$0.14	$4.56	$4.70	$(0.32)	$	―	$(0.32)	$18.54	33.27%		$17,866	1.55%		1.71%	0.85%	64%
2017		13.47	0.16	0.74	0.90	(0.21)		―	(0.21)	14.16	6.77		8,259	1.55		1.87	1.19	88
2016	*	15.00	(0.03)	(1.49)	(1.52)	(0.01)		―	(0.01)	13.47	(10.12)		7,102	1.55		2.27	(0.30)	29
Investor Class Shares^
2018		$14.16	$0.12	$4.53	$4.65	$(0.28)	$	―	$(0.28)	$18.53	32.87%		$529	1.80%		1.96%	0.73%	64%
2017		13.46	0.15	0.72	0.87	(0.17)		―	(0.17)	14.16	6.50		423	1.80		2.10	1.09	88
2016	*	15.00	(0.05)	(1.49)	(1.54)	―		―	―	13.46	(10.27)		582	1.80		2.55	(0.55)	29
Class C Shares
2018		$14.08	$0.10	$4.54	$4.64	$(0.23)	$	―	$(0.23)	$18.49	32.97%	$	―	1.81	%(1)	1.81%	0.62%	64%
2017		13.39	0.03	0.74	0.77	(0.08)		―	(0.08)	14.08	5.74		―	2.55		2.84	0.25	88
2016	*	15.00	(0.13)	(1.48)	(1.61)	―		―	―	13.39	(10.73)		3	2.55		12.35	(1.37)	29

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.55%.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

For a Share Outstanding Throughout the Year or Period

For the year or period ended January 31,

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate††
Microcap Fund
Institutional Class Shares
2018		$17.26	$(0.01)	$2.39	$2.38	$	―	$(0.36)	$(0.36)	$19.28	13.77%	$14,167	1.50%	1.59%	(0.05)%	116%
2017		13.72	0.04	3.54	3.58		(0.04)	―	(0.04)	17.26	26.11	7,476	1.50	1.85	0.28	153
2016	*	15.00	(0.04)	(1.24)	(1.28)		―	―	―	13.72	(8.53)	4,491	1.50	2.48	(0.39)	153
Investor Class Shares^
2018		$17.23	$(0.05)	$2.37	$2.32	$	―	$(0.36)	$(0.36)	$19.19	13.44%	$729	1.75%	1.84%	(0.26)%	116%
2017		13.70	―	3.53	3.53		―	―	―	17.23	25.77	780	1.75	2.11	(0.02)	153
2016	*	15.00	(0.06)	(1.24)	(1.30)		―	―	―	13.70	(8.67)	969	1.75	2.70	(0.62)	153
Class C Shares
2018		$17.01	$(0.18)	$2.33	$2.15	$	―	$(0.36)	$(0.36)	$18.80	12.61%	$51	2.50%	2.59%	(1.02)%	116%
2017		13.63	(0.11)	3.49	3.38		―	―	―	17.01	24.80	46	2.50	2.85	(0.75)	153
2016	*	15.00	(0.13)	(1.24)	(1.37)		―	―	―	13.63	(9.13)	50	2.50	3.90	(1.32)	153

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “―” represent less than $0.01 per share, are $0 or have been rounded to $0.

Hancock Horizon Family of Funds

Investment Adviser

Horizon Advisers
Hancock Whitney Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

Investment Sub-Advisers

(Diversified International Fund and International Small Cap Fund)

EARNEST Partners, LLC

1180 Peachtree Street

Suite 2300

Atlanta, Georgia 30309

GlobeFlex Capital LP

4365 Executive Drive, Suite 720

San Diego, California 92121

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

More information about each Fund is available, without charge, through the following:

Statement of Additional Information (the “SAI”)

The SAI dated May 31, 2018, as it may be amended from time to time, includes detailed information about the Hancock Horizon Family of Funds and The Advisors’ Inner Circle Fund II. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports

These reports contain information from the Funds’ investment advisers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds’ holdings and detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-888-422-2654

By Mail: Write to us at:

Hancock Horizon Funds
2285 Lakeshore Drive

Information Technology Center, Building #4

New Orleans, LA 70122

By Internet: www.hancockhorizonfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund II, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors’ Inner Circle Fund II’s Investment Company Act registration number is 811-07102.

HHF-PS-001-1100